Other Liabilities (Details) - Schedule of Other Liabilities - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Liabilities [Abstract]
Accounts payable to third parties	$ 336,944	$ 379,540
Creditors for intermediation of financial instruments	252,038	131,106
Liability for income from usual activities from contracts with customers	43,877	59,258
Agreed dividends payable	12,075	8,005
Securities to be settled	10,347	27,198
VAT debit	9,286	4,744
Outstanding transactions	1,644	1,208
Other cash guarantees received	456	475
Other liabilities	30,304	32,725
Total	$ 696,971	$ 644,259